Loan Receivable (Details) - USD ($)	Jan. 15, 2026	Oct. 15, 2025	Jun. 30, 2026	Jun. 14, 2026	Dec. 31, 2025
Loan Receivable [Line Items]
Investment Interest Rate			0.30%	0.25%
Principal repayment	$ 140,000
Borrower repaid	200,000
Compensation interest	20,000
Interest accrued	$ 40,000
Other receivables			$ 1,860,000		$ 2,000,000
Related Party [Member]
Loan Receivable [Line Items]
Loan Provided		$ 2,000,000